PELLEGRINO, LLC

303 West Lancaster Avenue, Suite 302 ■ Wayne, PA 19087

TEL (856) 292-8331 ■ FAX (856) 504-0202

mp@pell-law.com ■ www.pell-law.com

Michael T. Pellegrino

Attorney at Law

Admitted in Pennsylvania

& New Jersey

May 28, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Alpha Architect ETF Trust (the “Trust”)

File Nos.: 333-195493 and 811-22961

Discipline Fund ETF

Ladies and Gentlemen:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Trust and its series, the Discipline Fund ETF (the “Fund”), is Post-Effective Amendment No. 68 and Amendment No. 71 to the Trust’s Registration Statement on Form N-1A for the purpose of registering shares of the Fund as a new series of the Trust.

If you have any questions regarding the enclosed, please do not hesitate to contact Michael T. Pellegrino of Pellegrino, LLC at (856) 292-8331 or Michael Pellegrino at mtpellegrino@pell-law.com.

Sincerely,

/s/ Michael T. Pellegrino

Michael T. Pellegrino